SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 10,749	£ 10,180	£ 13,396
Other income, net of insurance claims	4,377	8,179	5,230
Total income, net of insurance claims	15,126	18,359	18,626
Net income	15,126	18,359	18,626
Operating expenses	(9,745)	(12,670)	(11,729)
Impairment charge	(4,155)	(1,296)	(937)
Profit before tax	1,226	4,393	5,960
Expense due to unwinding of discount on provisions	(47)	(53)	(44)
Gain loss on sale of leased assets net operating leases	127	41	60
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	174	379	152
Other income, net of insurance claims	165	(426)	107
Total income, net of insurance claims	339	(47)	259
Operating lease depreciation	(884)	(967)	(956)
Net income	(545)	(1,014)	(697)
Operating expenses	1,522	1,697	2,053
Impairment charge	(95)	5	0
Profit before tax	882	688	1,356
Gains (losses) on financial assets at fair value through profit or loss	(14)	214
Gains (Losses) On Volatile Items	(45)	(88)
Amortisation, intangible assets other than goodwill	69	68
Expense of restructuring activities	521	471
Expense due to unwinding of discount on provisions	233	275
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	(150)	1,818	(834)
Other income, net of insurance claims	(27)	(2,021)	673
Total income, net of insurance claims	(177)	(203)	(161)
Operating lease depreciation	0	0	0
Net income	(177)	(203)	(161)
Operating expenses	174	203	161
Impairment charge	3	0	0
Profit before tax	0	0	0
PPI
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	0	0	0
Other income, net of insurance claims	0	0	0
Total income, net of insurance claims	0	0	0
Operating lease depreciation	0	0	0
Net income	0	0	0
Operating expenses	85	2,450	750
Impairment charge	0	0	0
Profit before tax	85	2,450	750
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	10,773	12,377	12,714
Other income, net of insurance claims	4,515	5,732	6,010
Total income, net of insurance claims	15,288	18,109	18,724
Operating lease depreciation	(884)	(967)	(956)
Net income	14,404	17,142	17,768
Operating expenses	(7,964)	(8,320)	(8,765)
Impairment charge	(4,247)	(1,291)	(937)
Profit before tax	2,193	7,531	8,066
Write-Off of the ECN
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Gains (losses) on financial assets at fair value through profit or loss			(145)
Gains (Losses) On Volatile Items			95
Amortisation, intangible assets other than goodwill			108
Expense of restructuring activities			879
Expense due to unwinding of discount on provisions			319
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	10,773	12,377	12,714
Other income, net of insurance claims	4,515	5,732	6,010
Total income, net of insurance claims	15,288	18,109	18,724
Operating lease depreciation	(884)	(967)	(956)
Net income	14,404	17,142	17,768
Operating expenses	(7,585)	(7,875)	(8,165)
Impairment charge	(4,247)	(1,291)	(937)
Profit before tax	£ 2,193	£ 7,531	£ 8,066